Net Loss Per Share Attributable to Ordinary Shareholders (Details) - Schedule of Diluted Weighted Average Shares Outstanding - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022 [1]	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Diluted weighted average shares outstanding	7,232,444	7,232,444
Warrant [Member] | IPO and Additional Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Diluted weighted average shares outstanding	6,541,998	6,541,998
Warrant [Member] | Underwriter’s Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Diluted weighted average shares outstanding	611,785	611,785
Warrant [Member] | Other warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Diluted weighted average shares outstanding	78,661	78,661

[1]	except share and per share data